Segments and Geographical Information	12 Months Ended
Dec. 31, 2015
Segments and Geographical Information [Abstract]
SEGMENTS AND GEOGRAPHICAL INFORMATION

NOTE 15:-   SEGMENTS AND GEOGRAPHICAL INFORMATION

The Company manages its business in two reportable segments, consisting of the RFID and Mobile Solutions segment and the Supply Chain Solutions segment.

The Company's management makes financial decisions and allocates resources, based on the information it receives from its internal management system. The Company allocates resources and assesses performance for each operating segment using information about revenues and gross profit. The Company applies ASC 280, Segment Reporting .

a.	Revenues, gross profit and assets for the operating segments for the years 2015, 2014 and 2013 were as follows:

	RFID and Mobile Solutions	Supply Chain Solutions	Intercompany	Consolidated

2015

Revenues	$9,270	$16,336	$(7)	$25,599
Gross profit	$2,608	$2,529	$-	$5,137
Assets related to segment	$9,991	$6,834	$-	$16,825

2014

Revenues	$11,328	$16,317	$(44)	$27,601
Gross profit	$2,868	$2,177	$-	$5,045
Assets related to segment	$9,596	$6,665	$-	$16,261

2013

Revenues	$10,451	$15,496	$(44)	$25,903
Gross profit	$2,882	$2,149	$-	$5,031
Assets related to segment	$10,476	$8,711	$-	$19,187

b.	The following presents total revenues and long-lived assets for the years 2015, 2014 and 2013 based on the location of customers:

	Year ended December 31,
	2015		2014		2013
	Total	Long-lived	Total	Long-lived	Total	Long-lived
	revenues	assets *	revenues	assets *	revenues	assets *

Israel	$19,044	480	22,166	556	20,348	689
India	3,140	-	1,039	-	2,494	-
Far East	1,390	-	2,257	-	636	-
Europe	1,170		1,624	-	1,896	-
America	855	$-	515	-	529	-

	$25,599	$480	$27,601	$556	$25,903	$689

(*)	Long-lived assets are comprised of property and equipment (intangible assets and goodwill are not included).

c.	Major customer data as a percentage of total revenues:

	Year ended December 31,
	2015	2014	2013

Customer A (Supply Chain Segment)	13%	13%	13%